Restructuring	3 Months Ended
Mar. 31, 2017
Restructuring
4. Restructuring

Prior Periods Restructuring Charges
A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016 under a restructuring plan adopted following a review by the Company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.0 million during the twelve months ended December 31, 2016.  No additional charge was recorded during the three months ended March 31, 2017.
	Workforce	Onerous
	Reductions	Lease	Total
	(in thousands)

Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	-	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(375)	(768)
Provision at March 31, 2017	-	$1,023	$1,023

A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.
	Asset	Onerous
	Impairment	Lease	Total
	(in thousands)

Total provision recognized	$5,629	$3,167	$8,796
Asset write-off	(5,629)	-	(5,629)
Provision at December 31, 2014	-	$3,167	$3,167
Utilized	-	(1,167)	(1,167)
Provision at December 31, 2015	-	2,000	2,000
Utilized	-	(1,359)	(1,359)
Provision at December 31, 2016	-	641	641
Utilized	-	(149)	(149)
Provision at March 31, 2017	-	492	492

At March 31, 2017, $1.0 million is included within other liabilities and $0.5 million within non-current other liabilities.